2. Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Roll forward of deferred financing cost
	2014	2013
Deferred financing costs, beginning balance	$669	$598
Additions	68	82
Write-offs	–	(11)
Deferred financing costs, ending balance	$737	$669
Less accumulated amortization	(107)	(20)
Deferred financing costs, net	$630	$649

Roll forward of accumulated amortization of deferred financing costs
	2014	2013
Accumulated amortization, beginning balance	$20	$2
Additions	87	18
Accumulated amortization, ending balance	$107	$20